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May 15, 2017 VIA EDGAR U.S. Securities and Exchange Commission Division of Corporation Finance 100 F Street, N.E. Washington, D.C. 20549-6010	Barcelona Beijing Boston Brussels Century City Chicago Dubai Düsseldorf Frankfurt Hamburg Hong Kong Houston London Los Angeles Madrid Milan	Moscow Munich New York Orange County Paris Riyadh Rome San Diego San Francisco Seoul Shanghai Silicon Valley Singapore Tokyo Washington, D.C.

Re:	Sienna Biopharmaceuticals, Inc. Draft Registration Statement on Form S-1 Confidentially submitted on May 15, 2017

Ladies and Gentlemen:

On behalf of Sienna Biopharmaceuticals, Inc., a Delaware corporation (the “Company”), we are hereby transmitting to the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) the Draft Registration Statement on Form S-1 of the Company (the “Draft Registration Statement”) on a confidential basis in accordance with the Jump Start Our Business Startups Act of 2012. This letter is intended to acknowledge to the Staff that the Draft Registration Statement does not include financial statements covering certain periods of an acquired business or pro forma financial statements of the combined entity (collectively, the “Acquired Company Financials”), in each case, that the Company respectfully acknowledges are required in order for the Company’s Registration Statement on Form S-1 to be declared effective.

In particular, in December 2016, the Company acquired all of the outstanding share capital of Creabilis plc, a company incorporated in England and Wales, which the Company has subsequently converted to Creabilis Holding Limited. The Company will include the Acquired Company Financials in a future submission of an amended Draft Registration Statement or, if none, the filing of the Registration Statement on Form S-1; however, at the time of the submission of the Draft Registration Statement, the Company is unable to provide the Acquired Company Financials due to an ongoing financial audit of the acquired business.

On May 5, 2017, the undersigned contacted Mr. James Rosenberg, Senior Assistant Chief Accountant of the Commission’s Division of Healthcare and Insurance, via teleconference and explained the Company’s desire to submit the Draft Registration Statement without the Acquired Company Financials in order to initiate the Staff’s review of the Draft Registration Statement prior to the staleness date for the Company’s fiscal year ended December 31, 2016 financial statements. Mr. Rosenberg advised the undersigned that the Company could proceed with the submission of the Draft Registration Statement on the basis of the described scenario and the Company’s acknowledgement that the Acquired Company Financials are required to be included in a future submission of an amended Draft Registration

May 15, 2017

Statement or filing of the Registration Statement. Mr. Rosenberg requested that the undersigned provide this correspondence with the submission of the Draft Registration Statement acknowledging the conversation and noting the Staff’s confirmation that it will initiate the review of the Draft Registration Statement notwithstanding the exclusion of the Acquired Company Financials.

On the basis of the foregoing, we have submitted the Draft Registration Statement and respectfully request that the Staff initiate its review of the submission. If you have any questions or comments regarding this correspondence, you may contact me by telephone at (650) 463-3014 or via email at Brian.Cuneo@lw.com or by fax at (650) 463-2600.

Very truly yours,

/s/ Brian J. Cuneo

Brian J. Cuneo

of LATHAM & WATKINS LLP

cc:	Frederick C. Beddingfield III, M.D., Ph.D., Sienna Biopharmaceuticals, Inc.

Richard Peterson, Sienna Biopharmaceuticals, Inc.

Timothy K. Andrews, Esq., Sienna Biopharmaceuticals, Inc.

Alan C. Mendelson, Esq., Latham & Watkins LLP

Alexander T. White, Esq., Latham & Watkins LLP

Alan F. Denenberg, Esq., Davis Polk & Wardwell LLP